Intangible Assets - Schedule of Movement In Intangible Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	£ 124,013	£ 117,785
Differences on exchange	(4,654)	6,507
– internal development	148	120
– acquisitions	77	27
– separately acquired	13	62
Amortisation charge	(466)	(444)
Impairment	(344)	(44)
Net book value at 31 December	118,787	124,013
Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	126,125	119,473
Net book value at 31 December	121,364	126,125
Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Accumulated amortisation and impairment	(2,577)	(2,112)	£ (1,688)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	46,163	44,147
Differences on exchange	(1,676)	2,024
– acquisitions	23	14
Reallocations		(22)
Impairment	(194)
Net book value at 31 December	44,316	46,163
Goodwill | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	46,163	44,147
Net book value at 31 December	44,316	46,163
Computer Software
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	403	447
Differences on exchange	(2)
Reallocations	134	58
Amortisation charge	(105)	(102)
Impairment	(3)
Net book value at 31 December	427	403
Computer Software | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	1,101	1,119
Net book value at 31 December	1,207	1,101
Computer Software | Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Accumulated amortisation and impairment	(780)	(698)	(672)
Trademarks and Similar Intangibles
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	77,322	73,120
Differences on exchange	(2,976)	4,483
– acquisitions	54	13
– separately acquired	7	62
Reallocations	30	30
Amortisation charge	(361)	(342)
Impairment	(147)	(44)
Net book value at 31 December	73,929	77,322
Trademarks and Similar Intangibles | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	78,736	74,136
Net book value at 31 December	75,726	78,736
Trademarks and Similar Intangibles | Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Accumulated amortisation and impairment	(1,797)	(1,414)	£ (1,016)
Assets In the Course of Development
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	125	71
– internal development	148	120
– separately acquired	6
Reallocations	(164)	(66)
Net book value at 31 December	115	125
Assets In the Course of Development | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	125	71
Net book value at 31 December	£ 115	£ 125